STOCKHOLDERS' EQUITY (Details) (USD $)	0 Months Ended		3 Months Ended			12 Months Ended			1 Months Ended	0 Months Ended			1 Months Ended			0 Months Ended
	Jan. 01, 2015	Nov. 09, 2012	Mar. 31, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2014	Mar. 14, 2014	Dec. 15, 2014	Sep. 26, 2014	Jun. 30, 2014	Dec. 31, 2014	May 31, 2014	Jan. 10, 2014	Mar. 10, 2014	Apr. 09, 2014	Mar. 03, 2015	Dec. 12, 2014	Aug. 18, 2014	Oct. 15, 2013	Sep. 13, 2013	Apr. 12, 2012	Jan. 09, 2014
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Cancelled During Period, Shares for Services (in Shares)								16,572,980
Conversion of Stock, Shares Issued (in Shares)		3,733,428
Stock Issued During Period, Value, Issued for Services				$ 59,879			$ 195,468
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)			375,000			12,312,745		5,658,530
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																							$ 0.05	$ 0.10
Proceeds from Warrant Exercises					1,024,558		1,024,558
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years 73 days		3 years 328 days			4 years 73 days	8 years 255 days	9 years 127 days
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)			$ 0.10			$ 0.13		$ 0.2317
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)			$ 0.16	$ 0.16		$ 0.1622	$ 0.1622							0.1622
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			3 years 255 days			4 years 109 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)						420,000
Proceeds from Stock Options Exercised							21,728
Share-based Compensation				56,154	513,727		3,731,915	2,530,061
Minimum [Member] | Employees And Contractor [Member] | Employee Stock Option [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)									$ 0.12
Maximum [Member] | Employees And Contractor [Member] | Employee Stock Option [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)									$ 0.13
Long Term Incentive Plan [Member] | Employee Stock Option [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)						35,000,000	35,000,000							35,000,000
Consultants [Member] | Employee Stock Option [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								3 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)								$ 0.24
Consultants [Member] | Common Stock [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Cancelled During Period, Shares for Services (in Shares)								250,000
Stock Issued During Period, Shares, Issued for Services (in Shares)								1,178,069
Stock Issued During Period, Value, Issued for Services								277,039
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)								1,428,069
Chief Executive Officer [Member] | Employee Stock Option [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)										9,232,745
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value										800,000
Officers' Compensation										1,140,000
Payments to Employees										85,000
Stock Granted, Value, Share-based Compensation, Gross										1,055,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)										$ 0.14
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term										10 years
Chief Executive Officer [Member] | Common Stock [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Cancelled During Period, Shares for Services (in Shares)												750,000
Stock Issued During Period, Value, New Issues											15,000
Stock Cancelled During Period, Value for Services												85,000
Chief Executive Officer [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Cancelled During Period, Shares for Services (in Shares)							111,111
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)							100,000
Stock Cancelled During Period, Value for Services							10,000
Employees [Member] | Employee Stock Option [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)													100,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								2 years					3 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)				$ 0.10				$ 0.14					$ 0.11
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value													9,000
Employees And Contractor [Member] | Employee Stock Option [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)									1,730,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value									170,000
Director [Member] | Employee Stock Option [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)														375,000	1,250,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period															3 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)															$ 0.10
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value															101,000
Warrant Agreement Amendment No 4 [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																$ 0.05									$ 0.05
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																11,200,000
Proceeds from Warrant Exercises																560,000
Gain (Loss) on Derivative Instruments, Net, Pretax							241,176
Warrant Agreement Amendment No 3 [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																									$ 0.05
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																	9,291,164
Proceeds from Warrant Exercises																	464,558
Gain (Loss) on Derivative Instruments, Net, Pretax							219,773
Investor Relations Services [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)				180,053			1,107,690
Stock Issued During Period, Value, Issued for Services				30,000			130,000
Legal Services [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)				213,420			452,298
Stock Issued During Period, Value, Issued for Services				29,879			65,468
Consultants [Member] | Employee Stock Option [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Employee Stock Option [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)				375,000				5,658,530
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				10 years				10 years
Share Based Compensation Arrangement By Share Based Payment Award Options Grant Date Intrinsic Value				34,945				614,342
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)																		320,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in Dollars per share)																		$ 0.0679
Proceeds from Stock Options Exercised																		21,728
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options			140,587	140,587		164,541	164,541							164,541
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				2 years			2 years
Share-based Compensation				56,154	75,717		1,250,113	551,483
Restricted Stock [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation				0	438,010		2,478,124	1,784,014
Series A Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Conversion of Stock, Shares Converted (in Shares)								949,932											161,827	588,241
Common Stock [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares)								13,991,162											2,382,312	8,663,343
Shares Issued, Price Per Share (in Dollars per share)								$ 0.0679											0.0679	0.0679
Stock Issued During Period, Shares, New Issues (in Shares)																					14,250,000
Stock Issued During Period, Value, New Issues																					1,330,000
Sales Commissions and Fees																					95,000
Private Placement [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)																						11,546,154
Sale of Stock, Price Per Share (in Dollars per share)																						$ 0.13
Stock Issued During Period, Value, New Issues																						$ 1,501,000